Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the eighty-nine funds listed in Appendix A.
In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the "Funds") as of and for the year or period ended March 31, 2026, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2026.
This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
Appendix A
iShares Trust
1. iShares Copper and Metals Mining ETF
2. iShares Environmental Infrastructure and Industrials ETF
3. iShares Global 100 ETF
4. iShares Global Infrastructure ETF
5. iShares Global Timber & Forestry ETF
6. iShares Lithium Miners and Producers ETF
7. iShares Global Comm Services ETF
8. iShares Global Consumer Discretionary ETF
9. iShares Global Consumer Staples ETF
10. iShares Global Energy ETF
11. iShares Global Financials ETF
12. iShares Global Healthcare ETF
13. iShares Global Industrials ETF
14. iShares Global Materials ETF
15. iShares Global Tech ETF
16. iShares Global Utilities ETF
17. iShares Asia 50 ETF
18. iShares Blockchain and Tech ETF
19. iShares Emerging Markets Infrastructure ETF
20. iShares Europe ETF
21. iShares Future AI & Tech ETF
22. iShares Future Metaverse Tech and Communications ETF
23. iShares India 50 ETF
24. iShares International Developed Small Cap Value Factor ETF
25. iShares International Dividend Growth ETF
26. iShares Latin America 40 ETF
27. iShares JPX-Nikkei 400 ETF
28. iShares Mortgage Real Estate ETF
29. iShares Residential and Multisector Real Estate ETF
30. iShares ESG Select Screened S&P 500 ETF
31. iShares ESG Select Screened S&P Mid-Cap ETF
32. iShares ESG Select Screened S&P Small-Cap ETF
33. iShares S&P 100 ETF
34. iShares S&P 500 Growth ETF
35. iShares S&P 500 Value ETF
36. iShares S&P Small-Cap 600 Value ETF
37. iShares Core S&P Mid-Cap ETF
38. iShares Core S&P Small-Cap ETF
39. iShares Core S&P U.S. Growth ETF
40. iShares Core S&P U.S. Value ETF
41. iShares MSCI USA Quality GARP ETF
42. iShares Preferred and Income Securities ETF
43. iShares Russell Top 200 ETF
44. iShares Russell Top 200 Growth ETF
45. iShares Russell Top 200 Value ETF
46. iShares Russell 3000 ETF
47. iShares Russell Mid-Cap Value ETF
48. iShares Core S&P 500 ETF
49. iShares Core S&P Total U.S. Stock Market ETF
50. iShares S&P 500 3% Capped ETF
51. iShares S&P 500 ex S&P 100 ETF
52. iShares Top 20 U.S. Stocks ETF
53. iShares Russell 2000 ETF
54. iShares Russell 2000 Growth ETF
55. iShares Russell 2000 Value ETF
56. iShares Micro-Cap ETF
57. iShares Russell 2500 ETF
58. iShares Russell Mid-Cap ETF
59. iShares Russell Mid-Cap Growth ETF
60. iShares Biotechnology ETF
61. iShares Expanded Tech Sector ETF
62. iShares Expanded Tech-Software Sector ETF
63. iShares North American Natural Resources ETF
64. iShares Semiconductor ETF
65. iShares U.S. Digital Infrastructure and Real Estate ETF
66. iShares S&P Mid-Cap 400 Growth ETF
67. iShares S&P Mid-Cap 400 Value ETF
68. iShares S&P Small-Cap 600 Growth ETF
69. iShares Nasdaq Top 30 Stocks ETF
70. iShares Nasdaq-100 ex Top 30 ETF
71. iShares Russell 1000 ETF
72. iShares Russell 1000 Growth ETF
73. iShares Russell 1000 Value ETF
74. iShares Texas Equity ETF
75. iShares US Small Cap Value Factor ETF
76. iShares U.S. Aerospace & Defense ETF
77. iShares U.S. Broker-Dealers & Securities Exchanges ETF
78. iShares U.S. Healthcare Providers ETF
79. iShares U.S. Home Construction ETF
80. iShares U.S. Infrastructure ETF
81. iShares U.S. Insurance ETF
82. iShares U.S. Manufacturing ETF
83. iShares U.S. Medical Devices ETF
84. iShares U.S. Oil & Gas Exploration & Production ETF
85. iShares U.S. Oil Equipment & Services ETF
86. iShares U.S. Pharmaceuticals ETF
87. iShares U.S. Real Estate ETF
88. iShares U.S. Regional Banks ETF
89. iShares U.S. Telecommunications ETF